Putnam Diversified Income Trust
The fund's portfolio
6/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (47.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$75,966	$79,202
5.50%, TBA, 7/1/54	32,000,000	31,748,794
4.50%, TBA, 7/1/54	45,000,000	42,775,690
4.00%, TBA, 7/1/54	30,000,000	27,724,068
3.50%, 11/20/49	8,390	7,540

		102,335,294
U.S. Government Agency Mortgage Obligations (38.2%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	108,000,000	109,881,490
6.50%, TBA, 7/1/54	108,000,000	109,915,250
6.00%, TBA, 7/1/54	148,000,000	148,416,339
5.50%, TBA, 7/1/54	9,000,000	8,876,601
3.50%, TBA, 8/1/54	7,000,000	6,196,092
3.50%, TBA, 7/1/54	7,000,000	6,195,543
3.00%, TBA, 8/1/54	6,000,000	5,109,378
3.00%, TBA, 7/1/54	6,000,000	5,105,628
2.50%, TBA, 8/1/54	11,000,000	8,992,070
2.50%, TBA, 7/1/54	11,000,000	8,980,895

		417,669,286

Total U.S. government and agency mortgage obligations (cost $521,629,852)		$520,004,580

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.375%, 5/15/51(i)	$1,210,000	$800,524
U.S. Treasury Notes
3.625%, 3/31/28(i)	341,000	334,444
0.75%, 3/31/26(i)	150,000	140,172
0.25%, 6/30/25(i)	21,000	20,015

Total U.S. treasury obligations (cost $1,295,155)		$1,295,155

MORTGAGE-BACKED SECURITIES (30.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$2,197,609	$443,973
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,445,497	575,514
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	23,660,879	5,480,764
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,083,082	478,994
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	2,633,658	376,890
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,313,406	879,961
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	10,340,113	1,450,101
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	682,778	19,309
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	750,934	49,667
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,367,828	89,074
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.80%, 9/25/50	3,142,660	370,237
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.752%, 12/15/47	9,208,079	1,020,094
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.652%, 8/15/56	1,700,824	204,031
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.652%, 1/15/35	15,131,063	814,331
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 7/25/50	28,306,751	2,860,462
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 1/25/50	1,962,352	189,593
Strips IFB Ser. 326, Class S2, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.502%, 3/15/44	3,442,959	295,203
Strips IFB Ser. 311, Class S1, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.502%, 8/15/43	6,208,515	593,304
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	987	57
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	6,112,226	1,032,850
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	7,556,617	1,610,973
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	10,639,757	1,781,659
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	10,781	2,216
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	447,345	72,296
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	773,389	121,020
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	463,773	62,912
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	5,288,436	1,014,904
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,588,492	563,593
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	14,259,873	2,064,383
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	2,514,243	510,508
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	36,280	6,380
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	5,926,717	933,457
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,127,004	284,189
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	1,752,500	193,712
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	15,920,893	2,521,297
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	13,913,684	1,677,475
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.95%, 4/25/40	3,319,692	326,572
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.75%, 6/25/48	21,129,407	2,269,833
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.75%, 6/25/48	25,146,228	2,603,892
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.75%, 6/25/45	1,330,246	68,909
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.70%, 10/25/41	4,535	1
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 8/25/49	910,563	82,717
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 8/25/49	9,589,257	942,377
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 7/25/49	11,178,407	1,064,388
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.45%, 10/25/41	6,391,078	489,798
FRB Ser. 02-W8, Class 1, IO, 0.294%, 6/25/42(WAC)	3,288,385	16,772
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	7,549,958	1,626,158
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	14,660,440	3,403,244
Ser. 18-37, IO, 5.00%, 3/20/48	6,170,908	1,412,482
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	3,603,478	848,307
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	5,947,820	1,201,638
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	10,151,674	1,953,416
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,335,249	313,236
Ser. 14-132, IO, 5.00%, 9/20/44	4,187,929	878,544
Ser. 12-146, IO, 5.00%, 12/20/42	2,961,420	565,779
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	804,938	156,118
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	5,315,349	1,074,285
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	4,807,458	939,984
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,333,965	281,248
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	6,724,954	1,243,000
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	4,769,836	920,318
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	10,917,362	2,156,685
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	6,478,399	1,200,253
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	3,625,954	325,211
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	9,979,554	1,395,588
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	10,650,981	1,347,228
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	6,116,255	798,477
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	5,008,351	970,712
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	3,315,540	540,977
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	102,111	306
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,083,103	315,596
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	2,527,270	399,612
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,552,817	260,929
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	21,482,421	3,272,168
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	22,840,031	3,621,159
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	1,196,685	123,664
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	3,149,397	476,164
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	4,950,073	859,968
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	5,851,914	873,370
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	3,296,222	415,458
Ser. 13-28, IO, 3.50%, 2/20/43	1,254,710	167,052
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	2,976,670	369,524
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	13,547,692	2,190,664
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	8,963,402	1,390,617
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,588,887	172,674
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	60,841,255	7,205,892
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	26,411,425	4,240,225
Ser. 16-H04, Class HI, IO, 2.334%, 7/20/65(WAC)	10,146,003	300,321
Ser. 15-H23, Class DI, IO, 1.898%, 9/20/65(WAC)	17,008,087	671,819
Ser. 15-H15, Class AI, IO, 1.862%, 6/20/65(WAC)	22,380,360	828,074
Ser. 15-H12, Class AI, IO, 1.847%, 5/20/65(WAC)	38,787,960	1,012,366
FRB Ser. 15-H08, Class CI, IO, 1.798%, 3/20/65(WAC)	27,722,848	723,566
Ser. 17-H11, Class DI, IO, 1.768%, 5/20/67(WAC)	14,801,343	755,951
Ser. 15-H23, Class BI, IO, 1.762%, 9/20/65(WAC)	35,143,498	875,073
Ser. 17-H06, Class DI, IO, 1.755%, 2/20/67(WAC)	16,282,114	411,937
Ser. 15-H03, Class CI, IO, 1.698%, 1/20/65(WAC)	34,007,037	870,580
Ser. 16-H14, IO, 1.681%, 6/20/66(WAC)	19,991,186	487,105
Ser. 14-H25, Class BI, IO, 1.674%, 12/20/64(WAC)	22,793,670	523,593
Ser. 16-H18, IO, 1.663%, 8/20/66(WAC)	21,611,455	566,480
Ser. 17-H11, Class TI, IO, 1.633%, 4/20/67(WAC)	15,285,171	834,571
Ser. 17-H03, Class HI, IO, 1.587%, 1/20/67(WAC)	31,159,649	789,391
Ser. 17-H12, Class QI, IO, 1.584%, 5/20/67(WAC)	23,008,252	795,510
Ser. 15-H01, Class BI, IO, 1.568%, 1/20/65(WAC)	17,791,861	419,656
Ser. 17-H06, Class BI, IO, 1.375%, 2/20/67(WAC)	27,765,229	803,678
Ser. 15-H10, Class BI, IO, 1.352%, 4/20/65(WAC)	18,082,873	754,056
Ser. 17-H08, Class NI, IO, 1.341%, 3/20/67(WAC)	28,281,984	980,667
Ser. 16-H17, Class KI, IO, 1.311%, 7/20/66(WAC)	11,629,473	512,420
Ser. 15-H15, Class BI, IO, 1.282%, 6/20/65(WAC)	30,528,611	1,181,457
Ser. 18-H02, Class EI, IO, 1.279%, 1/20/68(WAC)	45,698,757	2,211,591
Ser. 18-H03, Class XI, IO, 1.273%, 2/20/68(WAC)	55,055,725	2,550,204
Ser. 17-H06, Class MI, IO, 1.239%, 2/20/67(WAC)	20,457,077	794,451
Ser. 18-H05, Class AI, IO, 1.238%, 2/20/68(WAC)	35,814,328	1,625,613
Ser. 18-H05, Class BI, IO, 1.234%, 2/20/68(WAC)	43,068,136	1,959,342
Ser. 18-H02, Class HI, IO, 1.234%, 1/20/68(WAC)	36,689,441	1,795,177
Ser. 17-H09, IO, 1.219%, 4/20/67(WAC)	24,612,008	700,777
Ser. 18-H04, IO, 1.191%, 2/20/68(WAC)	29,124,102	1,356,455
Ser. 16-H16, Class EI, IO, 1.161%, 6/20/66(WAC)	18,723,209	662,802
Ser. 17-H03, Class EI, IO, 1.096%, 1/20/67(WAC)	15,654,007	834,554
Ser. 17-H10, Class MI, IO, 1.068%, 4/20/67(WAC)	45,804,116	1,357,834
Ser. 15-H18, Class BI, IO, 1.061%, 7/20/65(WAC)	18,944,242	839,230
Ser. 17-H02, Class BI, IO, 1.009%, 1/20/67(WAC)	11,811,483	399,936
Ser. 17-H16, IO, 0.966%, 8/20/67(WAC)	22,964,106	1,397,825
Ser. 18-H01, Class XI, IO, 0.93%, 1/20/68(WAC)	25,773,401	1,679,460
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 6/20/51	5,517,260	637,740
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 5/20/51	29,510,959	3,456,037
Ser. 17-H16, Class JI, IO, 0.82%, 8/20/67(WAC)	24,838,167	1,202,199
Ser. 16-H22, Class AI, IO, 0.803%, 10/20/66(WAC)	20,666,463	768,069
IFB Ser. 18-105, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 0.797%, 8/20/48	12,970,216	1,266,305
Ser. 16-H23, Class NI, IO, 0.793%, 10/20/66(WAC)	49,600,621	2,013,440
Ser. 16-H24, Class JI, IO, 0.754%, 11/20/66(WAC)	12,284,024	607,576
IFB Ser. 18-67, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.747%, 5/20/48	8,645,524	831,753
IFB Ser. 17-160, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.747%, 10/20/43	14,470,003	1,285,428
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 7/20/50	2,171,087	281,258
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 10/20/48	1,169,527	106,306
IFB Ser. 13-152, Class SJ, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 5/20/41	10,817,117	920,054
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 2/20/40	2,687,017	233,018
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 4/20/50	2,433,827	266,401
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 8/20/49	1,253,879	127,005
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 7/20/49	1,312,178	126,507
IFB Ser. 18-164, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 12/20/48	19,496,691	1,900,425
IFB Ser. 14-46, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 3/20/44	5,453,752	486,420
IFB Ser. 14-4, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 1/20/44	8,610,636	762,994
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 10/20/49	7,415,060	821,522
IFB Ser. 19-6, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 1/20/49	11,505,897	1,019,916
Ser. 16-H27, Class EI, IO, 0.596%, 12/20/66(WAC)	17,031,455	549,827
Ser. 15-H20, Class BI, IO, 0.537%, 8/20/65(WAC)	20,743,332	850,477
Ser. 17-H18, Class FI, IO, 0.49%, 9/20/67(WAC)	26,094,024	1,500,626
Ser. 15-H24, Class AI, IO, 0.469%, 9/20/65(WAC)	17,562,204	561,639
Ser. 20-H12, Class IH, IO, 0.453%, 7/20/70(WAC)	39,550,699	3,003,639
Ser. 17-H20, Class HI, IO, 0.372%, 10/20/67(WAC)	23,435,890	1,292,965
Ser. 16-H06, Class CI, IO, 0.152%, 2/20/66(WAC)	19,403,323	401,396
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.147%, 8/20/44	7,522,407	569,062
Ser. 18-H15, Class EI, IO, 0.025%, 8/20/68(WAC)	37,752,081	2,370,054

		155,902,152
Commercial mortgage-backed securities (5.7%)
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.734%, 11/15/52(WAC)	648,000	351,986
Ser. 19-C5, Class D, 2.50%, 11/15/52	442,000	328,603
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.516%, 11/16/38 (Cayman Islands)	1,462,213	1,452,287
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	2,379,000	2,126,491
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	1,659,000	1,431,491
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 5.107%, 9/10/45(WAC)	1,684,516	1,527,305
FRB Ser. 15-GC27, Class D, 4.566%, 2/10/48(WAC)	242,000	225,447
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.053%, 4/10/47(WAC)	389,000	361,574
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	131,412	122,212
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	1,236,000	1,219,693
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,131,078	1,038,891
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	2,646,000	2,447,358
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	279,000	263,782
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46(WAC)	1,583,000	1,013,261
FRB Ser. 14-CR17, Class D, 4.901%, 5/10/47(WAC)	326,000	265,850
FRB Ser. 13-CR7, Class D, 4.384%, 3/10/46(WAC)	156,929	145,943
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	1,851,665
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.472%, 9/9/24	2,015,000	2,025,870
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44(WAC)	243,921	227,721
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.085%, 1/25/51	1,820,000	1,831,938
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.335%, 11/25/51	5,326,000	5,387,488
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	43,775,076	2,159,315
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	273,000	256,840
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.60%, 9/10/47(WAC)	2,909,000	1,678,892
FRB Ser. 13-GC13, Class AS, 3.976%, 7/10/46(WAC)	1,508,662	1,438,300
JPMBB Commercial Mortgage Securities Trust Ser. 14-C21, Class AS, 3.997%, 8/15/47	1,481,222	1,450,840
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.782%, 2/15/47(WAC)	1,461,000	1,198,908
FRB Ser. 14-C23, Class D, 4.102%, 9/15/47(WAC)	150,000	132,445
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.917%, 6/15/51(WAC)	1,431,000	1,160,447
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	254,000	175,323
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.297%, 4/15/46(WAC)	239,000	59,723
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	3,874,809	963,700
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.339%, 4/15/48(WAC)	2,411,000	2,245,518
Ser. 14-C19, Class C, 4.00%, 12/15/47	1,678,000	1,590,777
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.965%, 10/15/46(WAC)	534,000	463,510
FRB Ser. 14-C17, Class D, 4.816%, 8/15/47(WAC)	1,124,000	1,069,035
FRB Ser. 12-C6, Class E, 4.505%, 11/15/45(WAC)	2,446,000	1,075,977
FRB Ser. 13-C10, Class F, 4.116%, 7/15/46(WAC)	254,000	15,740
FRB Ser. 13-C9, Class D, 3.939%, 5/15/46(WAC)	389,000	305,760
Ser. 14-C18, Class D, 3.389%, 10/15/47	427,000	343,942
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,336,155	1,134,395
FRB Ser. 18-H3, Class C, 5.012%, 7/15/51(WAC)	2,271,437	2,037,024
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	1,106,161	1,040,227
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	3,095,000	1,667,870
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.20%, 3/25/50	557,803	559,118
FRB Ser. 19-01, Class M10, 8.70%, 10/25/49	447,246	447,249
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.444%, 8/9/37 (Cayman Islands)	39,326	38,835
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.812%, 6/25/37	2,297,817	2,312,164
Shelter Growth CRE Issuer, Ltd. 144A
FRB Ser. 23-FL5, Class A, 8.093%, 5/19/38 (Bermuda)	1,014,000	1,015,328
FRB Ser. 22-FL4, Class A, (CME Term SOFR 1 Month + 2.30%), 7.635%, 6/17/37 (Bermuda)	1,938,619	1,941,042
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	44
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.642%, 9/15/58(WAC)	140,000	121,960
FRB Ser. 13-LC12, Class D, 4.083%, 7/15/46(WAC)	4,277,111	1,496,893
Ser. 14-LC16, Class D, 3.938%, 8/15/50	3,885,553	466,267
Ser. 19-C53, Class D, 2.50%, 10/15/52	395,000	277,494
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	128,000	124,830
Ser. 14-C24, Class AS, 3.931%, 11/15/47	1,705,000	1,668,833
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45(WAC)	237,699	220,161
FRB Ser. 13-C15, Class D, 4.328%, 8/15/46(WAC)	5,836,996	2,332,425

		62,334,008
Residential mortgage-backed securities (non-agency) (10.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.65%, 5/25/47	2,701,083	1,547,883
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.311%, 10/25/35(WAC)	39,664	32,755
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.92%, 9/25/46	3,299,344	2,803,314
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.64%, 11/25/47	1,726,228	1,290,980
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.81%, 3/25/37	5,006,481	4,116,026
FRB Ser. 07-AMC3, Class A2B, (CME Term SOFR 1 Month + 0.29%), 5.64%, 3/25/37	860,524	707,483
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	175,921	177,337
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	385,492
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.16%, 9/25/35	431,783	374,050
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.117%, 11/20/35	419,625	376,548
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.113%, 8/25/46	2,019,634	1,728,783
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.093%, 6/25/46	204,402	171,221
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.84%, 8/25/46	3,346,015	3,080,167
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.84%, 8/25/46	6,959,143	5,967,297
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	316,667	202,668
FRB Ser. 06-OA7, Class 1A1, 3.479%, 6/25/46(WAC)	1,899,199	1,691,787
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.95%, 5/25/28	6,301,590	6,893,717
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.45%, 7/25/28	2,079,370	2,315,049
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.80%, 4/25/28	4,542,443	4,944,756
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 13.00%, 12/25/27	6,720,697	7,026,446
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,619,861
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.70%, 2/25/49	841,000	1,068,700
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.835%, 10/25/50	256,000	357,559
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.45%, 10/25/48	2,017,000	2,563,860
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.335%, 3/25/42	4,969,000	5,779,569
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.20%, 1/25/49	111,000	141,187
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.95%, 3/25/49	242,000	293,236
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 8/25/50	448,000	607,880
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 7/25/50	3,318,000	4,485,522
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.80%, 6/25/50	239,000	314,973
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.80%, 1/25/48	1,340,000	1,614,700
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.20%, 9/25/48	408,000	477,375
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.05%, 3/25/50	500,000	595,781
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.238%, 9/25/47	468,000	502,223
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.135%, 10/25/50	870,000	996,694
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	236,000	222,677
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	538,000	513,505
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	89,367	88,017
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.70%, 9/25/28	5,938,101	6,904,259
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.20%, 10/25/28	7,660,231	8,879,503
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.20%, 8/25/28	4,962,597	5,659,745
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.20%, 1/25/29	443,050	511,011
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.70%, 1/25/29	148,046	169,735
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.70%, 4/25/29	415,223	472,808
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 12.20%, 2/25/40	1,645,000	1,786,592
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 11.335%, 10/25/41	185,000	194,366
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (US 30 Day Average SOFR + 5.36%), 10.70%, 6/25/39	446,329	477,294
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.835%, 1/25/42	1,471,000	1,565,631
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.55%, 9/25/31	280,659	299,732
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.10%, 2/25/40	239,000	253,723
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.45%, 1/25/40	126,000	129,520
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 1/25/42	3,600,000	3,703,500
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.90%, 7/25/31	8,229	8,249
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.85%, 11/25/36(WAC)	4,409,226	2,941,219
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.82%, 5/25/36	9,105,508	2,020,289
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.77%, 5/25/37	3,743,064	2,047,322
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.973%, 5/19/35	10,387,308	3,092,358
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 4.303%, 2/26/37	116,326	100,561
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.80%, 7/25/29 (Bermuda)	383,000	383,085
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.95%, 7/25/29 (Bermuda)	317,000	317,060
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	223,731
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	199,707
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.44%, 10/25/45	73,418	69,455

		110,487,533

Total mortgage-backed securities (cost $365,589,921)		$328,723,693

CORPORATE BONDS AND NOTES (19.2%)(a)
		Principal amount	Value
Basic materials (1.5%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$1,035,000	$1,104,669
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		455,000	469,677
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		2,395,000	2,238,790
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,260,000	1,167,216
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		1,375,000	1,376,981
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,536,000	1,384,825
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	980,000	976,778
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		$2,180,000	1,948,376
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC. Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		1,240,000	1,198,916
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		1,225,000	1,231,125
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,600,000	2,749,501
Stillwater Mining Co. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 11/16/29 (South Africa)		270,000	219,476

			16,066,330
Capital goods (1.2%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,480,000	2,653,600
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		1,060,000	977,209
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		330,000	334,640
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		2,755,000	2,793,270
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,242,000	1,172,154
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		1,530,000	1,433,042
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,610,000	1,676,412
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		608,000	654,595
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		625,000	638,032
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		405,000	409,074

			12,742,028
Communication services (1.3%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		3,045,000	2,856,803
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		3,000,000	2,895,457
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		1,458,000	1,194,059
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		6,100,000	5,633,188
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	1,490,000	1,402,028

			13,981,535
Consumer cyclicals (4.2%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		$1,215,000	1,218,162
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		2,100,000	2,147,673
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		2,695,000	2,717,975
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		1,300,000	1,178,196
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		1,659,000	1,694,968
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		361,000	390,813
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		1,570,000	1,500,794
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		1,230,000	1,236,150
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,695,000	1,475,811
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	1,345,000	1,385,231
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$2,198,000	2,198,000
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		1,610,000	1,455,037
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	1,004,000	1,048,999
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$2,630,000	2,686,032
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,550,000	1,429,464
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		2,155,000	2,078,059
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		725,000	695,837
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,565,000	1,440,580
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,485,000	1,437,508
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,235,000	1,216,997
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		1,120,000	1,195,672
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		145,000	146,218
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		1,650,000	1,679,885
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,474,000	1,484,813
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$1,650,000	1,470,650
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		2,811,000	2,691,795
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	3,240,000	3,392,154
Via Celere Desarrollos Inmobiliarios SA company guaranty sr. notes Ser. REGS, 5.25%, 4/1/26 (Spain)	EUR	246,000	260,382
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		$1,367,000	1,336,321
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		1,160,000	903,185
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		440,000	454,300

			45,647,661
Consumer staples (0.9%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		1,583,000	1,423,975
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,226,000	1,185,692
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	1,210,000	1,269,791
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	420,000	440,753
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$1,180,000	1,217,729
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		375,000	380,259
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		815,000	727,091
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	1,330,000	1,460,272
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		$533,000	482,003
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		1,491,000	1,421,932

			10,009,497
Energy (3.1%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		1,425,000	1,379,047
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		1,233,000	1,235,370
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,480,000	2,655,956
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		670,000	691,949
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		1,800,000	1,728,833
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		1,164,000	1,174,937
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		960,000	1,017,359
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		1,560,000	1,431,939
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		450,000	438,188
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		980,000	924,875
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,710,000	2,670,463
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		1,231,000	1,249,510
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)		890,000	891,121
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		522,000	519,853
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		138,000	137,339
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)		710,000	529,298
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		170,000	170,619
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.75%, 9/21/47 (Mexico)		200,000	131,559
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		820,000	660,809
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		2,220,000	1,954,313
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		261,000	218,530
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		400,000	381,146
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		1,840,000	1,766,109
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)		876,000	754,008
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		1,980,000	1,648,449
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		1,264,000	1,183,170
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,170,000	1,159,938
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		1,475,000	1,433,712
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		826,875	825,839
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		2,610,000	2,707,173

			33,671,411
Financials (3.5%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		1,175,000	1,175,814
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		3,475,000	3,518,490
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		1,365,000	1,354,490
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		3,025,000	3,075,728
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		2,870,000	2,955,606
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		1,920,000	1,922,375
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	108,358
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		650,000	650,015
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		940,000	893,184
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		2,685,000	2,767,765
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		1,155,000	1,204,517
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		6,055,000	6,160,936
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		3,010,000	2,998,100
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,970,000	2,791,551
Protective Life Global Funding 144A 5.467%, 12/8/28		1,765,000	1,785,504
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		1,225,000	1,225,000
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		985,000	984,660
UBS AG/Stamford CT sr. unsec. unsub. notes 7.50%, 2/15/28		585,000	625,934
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		1,058,000	1,055,899
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		1,510,000	1,523,699

			38,777,625
Government (—%)
Eskom Holdings SOC, Ltd. sr. unsec. notes 4.314%, 7/23/27 (South Africa)		240,000	222,300
Eskom Holdings SOC, Ltd. sr. unsec. notes Ser. REGS, 6.35%, 8/10/28 (South Africa)		230,000	222,813

			445,113
Health care (1.3%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		1,563,000	1,391,070
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		50,000	45,625
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		1,385,000	1,403,931
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		3,020,000	2,761,413
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		2,870,000	3,042,529
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		401,000	357,121
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		2,650,000	2,689,783
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	930,000	958,973
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$1,873,000	2,081,372

			14,731,817
Technology (0.5%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		1,515,000	1,465,840
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		500,000	480,157
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		1,576,000	1,473,311
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		1,011,000	1,153,187
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		1,595,000	1,434,684

			6,007,179
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	1,200,000	1,418,448
Mersin Uluslararasi Liman Isletmeciligi A.S. 144A sr. unsec. notes 8.25%, 11/15/28 (Turkey)		$500,000	513,125

			1,931,573
Utilities and power (1.5%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		990,000	1,025,888
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		1,110,000	1,098,852
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. FRN 7.875%, 2/15/39 (Mexico)		890,000	925,009
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,230,000	1,246,913
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,280,000	1,395,200
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		1,340,000	1,335,769
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		1,605,000	1,587,170
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		2,815,000	2,688,398
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		1,775,000	1,798,358
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		1,270,000	1,289,050
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		1,560,000	1,452,567

			15,843,174

Total corporate bonds and notes (cost $208,374,632)			$209,854,943

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.00%, 11/26/29 (Angola)		$500,000	$448,750
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)		1,090,000	964,650
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)		2,500,000	1,046,967
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		1,240,000	698,132
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		1,022,000	1,064,158
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	252,138
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	380,000	339,128
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$1,490,000	1,378,250
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		1,030,000	1,176,775
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		1,320,000	1,018,050
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		3,410,000	3,277,227
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		1,080,000	1,037,885
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		910,000	898,247
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		2,150,000	1,846,035
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	962,626
Colombia (Republic of) sr. unsec. unsub. notes 8.75%, 11/14/53 (Colombia)		380,000	399,139
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,360,000	1,398,165
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		1,710,000	1,710,579
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		950,000	747,697
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)		850,000	885,063
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		1,035,000	1,038,881
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	1,480,000	1,320,865
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$2,262,000	1,999,043
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		1,500,000	1,453,125
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		1,340,000	1,329,950
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		2,570,000	2,595,700
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		440,000	435,418
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)		950,000	862,144
Ecuador (Republic of) sr. unsec. notes Ser. REGS, 6.00%, 7/31/30 (Ecuador)		230,000	142,569
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.50%, 7/31/35 (Ecuador)		1,030,000	515,000
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		1,100,000	866,250
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		1,078,000	859,705
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,230,000	1,113,150
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)		720,000	640,800
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		840,000	627,900
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana) (In default)(NON)		1,820,000	932,750
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		3,220,000	3,244,150
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		840,000	878,850
Honduras (Government of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 1/19/27 (Honduras)		230,000	218,788
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 1/17/38 (Indonesia)		1,320,000	1,619,521
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		230,000	225,133
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)		765,000	683,903
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		800,000	783,072
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		370,000	432,685
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)		936,000	840,060
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)		1,530,000	1,461,150
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		350,000	339,500
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)		557,000	468,159
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)		474,000	380,978
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)		539,000	474,994
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)		550,000	453,063
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 8.375%, 3/24/29 (Nigeria)		940,000	880,075
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)		990,000	913,275
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		4,167,000	4,229,505
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		3,660,000	3,833,850
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)		700,000	404,250
Panama Government International Bond sr. unsec. unsub. bonds 3.75%, 3/16/25 (Panama)		780,000	767,325
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		500,000	477,500
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		540,000	468,943
Paraguay (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.10%, 8/11/44 (Paraguay)		200,000	193,750
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		800,000	694,000
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)		924,000	763,838
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)		550,000	517,482
Philippines (Republic of) sr. unsec. unsub. notes 3.229%, 3/29/27 (Philippines)		830,000	786,987
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		1,550,000	1,285,431
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		660,000	694,716
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)		430,000	408,070
Romania (Government of) unsec. bonds Ser. REGS, 6.00%, 5/25/34 (Romania)		860,000	845,757
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		670,000	674,545
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)		1,500,000	1,274,340
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		260,000	217,750
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		690,000	696,900
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		460,000	465,750
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)		2,850,000	2,272,875
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)		700,000	708,750
Serbia (Republic of) 144A sr. unsec. notes 6.25%, 5/26/28 (Serbia)		1,150,000	1,161,500
South Africa (Republic of) sr. unsec. unsub. bonds 6.25%, 3/8/41 (South Africa)		510,000	434,622
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		2,270,000	2,153,663
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		1,310,000	1,255,963
Trinidad & Tobago (Government of) sr. unsec. notes Ser. REGS, 4.50%, 8/4/26 (Trinidad)		900,000	876,375
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		2,590,000	2,813,388
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 5/15/34 (Turkey)		700,000	704,375
Ukraine (Government of) sr. unsec. notes Ser. REGS, 6.876%, 5/21/31 (Ukraine) (In default)(NON)		1,600,000	461,713
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)		2,000,000	1,468,532
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		1,510,000	1,168,775
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		1,540,000	1,263,513
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		430,000	405,427
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)		2,580,000	2,438,418
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		500,000	470,101
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		1,000,000	1,178,804
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 7.85%, 10/12/28 (Uzbekistyan)		430,000	442,900
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		900,000	893,700

Total foreign government and agency bonds and notes (cost $97,971,533)			$94,854,350

SENIOR LOANS (5.3%)(a)(c)
		Principal amount	Value
Basic materials (0.2%)
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 7.215%, 4/3/28 (Netherlands)	EUR	1,160,000	$1,234,339
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/26/29		$1,303,400	1,303,400

			2,537,739
Capital goods (0.6%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.678%, 3/17/30		1,967,280	1,972,198
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.843%, 9/28/28		1,007,473	998,869
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.094%, 6/15/28		1,348,051	1,348,334
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30		821,449	825,129
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 3.25%), 8.595%, 2/28/31		1,103,236	1,105,442

			6,249,972
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.943%, 4/15/27		1,575,886	1,306,015
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29		2,705,215	2,689,849

			3,995,864
Consumer cyclicals (1.4%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.344%, 1/3/29		555,000	554,356
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.58%, 3/1/28		557,179	557,318
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.097%, 1/24/31		1,330,205	1,328,955
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/18/28		2,330,742	2,333,655
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 6/18/31		125,000	124,844
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.585%, 11/18/30		656,700	656,293
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.458%, 10/27/28		1,378,680	1,239,516
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.836%, 2/25/29		1,343,147	1,330,199
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29		1,183,997	1,112,460
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28		1,210,435	1,205,388
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.835%, 3/24/31		555,000	558,008
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27		1,002,000	10,020
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.306%, 4/4/29		1,281,746	1,278,543
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/7/31		289,276	288,940
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.595%, 10/19/29		2,942,474	2,946,329

			15,524,824
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27		1,577,352	1,575,649

			1,575,649
Energy (0.2%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30		2,209,835	2,209,040

			2,209,040
Financials (0.3%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.831%, 11/6/30		1,328,308	1,331,151
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 1/20/31		1,350,000	1,350,297

			2,681,448
Health care (0.8%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.344%, 9/29/28		772,110	769,701
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.689%, 5/5/27		1,969,401	1,946,753
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 7.344%, 5/6/31		710,000	707,693
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/23/28		1,214,431	1,216,058
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.579%, 3/10/31		1,107,225	1,107,922
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.594%, 2/13/31		1,291,763	1,287,732
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.708%, 8/11/28		1,380,874	1,383,027
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.096%, 10/31/29		657,185	657,185

			9,076,071
Technology (0.8%)
AppLovin Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.844%, 8/19/30		1,388	1,391
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29		2,249,658	2,246,284
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.096%, 1/18/29		1,341,638	1,341,638
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.843%, 3/2/28		1,180,000	1,170,266
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.593%, 3/1/29		1,315,000	1,311,923
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.332%, 8/31/28		1,390,817	1,391,346
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.576%, 1/31/31		1,315,000	1,319,274

			8,782,122
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28		2,764,705	2,852,541
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.335%, 4/5/31		825,000	823,861
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.082%, 2/14/31		1,080,000	1,084,320

			4,760,722

Total senior loans (cost $58,619,040)			$57,393,451

CONVERTIBLE BONDS AND NOTES (2.8%)(a)
		Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27		$333,000	$456,901
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29		218,000	248,629
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		284,000	302,413
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28		284,000	333,125

			1,341,068
Communication services (0.1%)
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	500,000	542,545
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		$379,000	278,604

			821,149
Consumer cyclicals (0.5%)
Accor SA cv. sr. unsec. notes 0.70%, 12/7/27 (Units) (France)	EUR	10,051	537,830
Amadeus IT Group SA cv. sr. unsec. notes 1.50%, 4/9/25 (Spain)	EUR	300,000	382,381
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		$242,000	200,134
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		180,000	378,560
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27		236,000	384,916
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		379,000	314,002
Dufry One BV company guaranty cv. sr. unsec. unsub. notes 0.75%, 3/30/26 (Netherlands)	CHF	200,000	214,258
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31		$455,000	416,553
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27		317,000	336,428
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		414,000	457,127
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28		332,000	329,676
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	400,000	365,175
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	191,678
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29		$313,000	303,141
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27		513,000	484,529
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29		250,000	240,750

			5,537,138
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		430,000	392,341
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28		273,000	302,855
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		341,000	268,177
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	206,214
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30		135,000	133,245
Meituan cv. sr. unsec. unsub. notes zero %, 4/27/28 (China)		600,000	540,600
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Singapore)		469,000	501,127
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		368,000	318,320
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28		450,000	535,050
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27		308,000	353,800
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	511,411
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26		$430,000	518,413

			4,581,553
Energy (—%)
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29		243,000	279,693

			279,693
Financials (0.1%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30		232,000	223,416
Rexford Industrial Realty LP 144A company guaranty cv. sr. unsec. sub. notes 4.125%, 3/15/29		335,000	325,620
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		304	263
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)		490,000	580,899

			1,130,198
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27		322,000	346,955
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	232,348
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		439,000	419,121
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27		190,000	191,921
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27		239,000	213,430
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28		612,000	597,924
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		406,000	332,329
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29		284,000	278,178
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28		312,000	346,816
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		202,000	220,281
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28		210,000	299,775
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		260,000	323,344
QIAGEN NV cv. sr. unsec. notes zero %, 12/17/27 (Netherlands)		200,000	184,870
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28		230,000	216,774

			4,204,066
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		342,000	330,871
Alibaba Group Holding, Ltd. 144A cv. sr. unsec. notes 0.50%, 6/1/31 (China)		210,000	202,965
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		493,000	440,249
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		315,000	286,453
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27		296,000	317,164
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29		183,000	164,883
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		109,000	226,938
Lenovo Group, Ltd. cv. sr. unsec. bonds 2.50%, 8/26/29 (China)		435,000	586,815
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		414,000	372,846
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30		340,000	342,873
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.875%, 3/15/31		225,000	195,750
MicroStrategy, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/15/30		145,000	162,328
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30		332,000	353,476
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27		301,000	350,966
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		354,000	323,278
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29		546,000	523,068
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		27,000	91,994
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29		403,000	430,203
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26		265,000	277,615
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30		50,000	50,954
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)		700,000	955,150
SK Hynix, Inc. cv. sr. unsec. unsub. notes 1.75%, 4/11/30 (South Korea)		600,000	1,224,900
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		402,000	333,940
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		355,000	337,783
STMicroelectronics NV cv. sr. unsec. notes zero %, 8/4/27 (France)		400,000	423,773
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29		243,000	243,400
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		363,000	397,485
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29		434,000	239,134
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28		181,000	160,004

			10,347,258
Transportation (0.1%)
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	412,137
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	400,000	395,585
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	300,000	365,441

			1,173,163
Utilities and power (0.1%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28		$406,000	397,271
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		131,000	251,193
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27		489,000	493,157
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28		341,000	326,146

			1,467,767

Total convertible bonds and notes (cost $31,513,731)			$30,883,053

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.71%, 10/22/24	$4,649,000	$4,658,442
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.46%, 10/22/24	3,851,000	3,845,386

Total asset-backed securities (cost $8,005,268)		$8,503,828

SHORT-TERM INVESTMENTS (31.2%)(a)
		Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 5.612%, 7/9/24 (Canada)		$4,420,000	$4,412,548
Alimentation Couche-Tard, Inc. commercial paper 5.535%, 7/11/24 (Canada)		3,495,000	3,488,025
Autonation, Inc. commercial paper 5.803%, 7/1/24		9,475,000	9,470,322
Aviation Capital Group, LLC commercial paper 5.733%, 7/1/24		7,860,000	7,856,395
Conagra Brands, Inc. commercial paper 5.764%, 7/10/24		4,185,000	4,177,051
Conagra Brands, Inc. commercial paper 5.653%, 7/1/24		4,390,000	4,387,934
Enbridge US, Inc. commercial paper 5.544%, 7/15/24		3,000,000	2,992,095
FMC Corp. commercial paper 5.953%, 7/1/24		6,270,000	6,266,840
International Flavors & Fragrances, Inc. commercial paper 6.031%, 7/29/24		2,955,000	2,940,850
Marriott International, Inc./MD commercial paper 5.571%, 7/8/24		2,800,000	2,795,695
Microchip Technology, Inc. commercial paper 5.536%, 7/19/24		2,530,000	2,521,741
Microchip Technology, Inc. commercial paper 5.530%, 7/26/24		3,405,000	3,390,172
Ovintiv, Inc. commercial paper 6.058%, 7/16/24		3,465,000	3,454,320
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	213,412,376	213,412,376
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(P)	Shares	43,927,000	43,927,000
Targa Resources Corp. commercial paper 5.803%, 7/1/24		$11,430,000	11,424,478
U.S. Treasury Bills 5.384%, 7/23/24(SEG)(SEGSF)		4,635,000	4,620,129
U.S. Treasury Bills 5.373%, 10/24/24(SEGTBA)		700,000	688,396
U.S. Treasury Bills 5.372%, 9/24/24(SEGSF)(SEGTBA)		1,300,000	1,284,002
UDR, Inc. commercial paper 5.544%, 7/10/24		3,720,000	3,713,232
VW Credit, Inc. commercial paper 5.604%, 8/12/24		3,725,000	3,699,067

Total short-term investments (cost $340,958,848)			$340,922,668
TOTAL INVESTMENTS

Total investments (cost $1,633,957,980)			$1,592,435,721

	FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $157,153,779) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	7/17/24	$17,184	$17,180	$4
		Canadian Dollar	Sell	7/17/24	17,184	17,455	271
		Canadian Dollar	Sell	10/16/24	17,221	17,217	(4)
		Euro	Sell	9/18/24	720,535	733,204	12,669
		Japanese Yen	Buy	8/21/24	2,620,606	2,747,328	(126,722)
		New Zealand Dollar	Buy	7/17/24	100,806	101,067	(261)
		New Zealand Dollar	Sell	7/17/24	100,806	99,888	(918)
		New Zealand Dollar	Sell	10/16/24	100,801	101,058	257
		Norwegian Krone	Sell	9/18/24	168,187	173,227	5,040
		Swedish Krona	Sell	9/18/24	1,643,400	1,669,935	26,535
		Swiss Franc	Buy	9/18/24	268,505	268,869	(364)
	Barclays Bank PLC
		Canadian Dollar	Buy	7/17/24	433,321	433,246	75
		Canadian Dollar	Sell	7/17/24	433,321	440,182	6,861
		Canadian Dollar	Sell	10/16/24	434,268	434,157	(111)
		Euro	Sell	9/18/24	552,737	578,063	25,326
		New Taiwan Dollar	Buy	8/21/24	119,519	119,621	(102)
		Norwegian Krone	Sell	9/18/24	79,819	80,650	831
	Citibank, N.A.
		Australian Dollar	Buy	7/17/24	1,219,074	1,218,044	1,030
		Australian Dollar	Sell	7/17/24	1,219,074	1,209,575	(9,499)
		Australian Dollar	Sell	10/16/24	1,221,721	1,220,762	(959)
		Euro	Sell	9/18/24	7,090,335	7,215,513	125,178
		Norwegian Krone	Sell	9/18/24	731,551	739,043	7,492
	Goldman Sachs International
		Australian Dollar	Buy	7/17/24	352,302	350,927	1,375
		Australian Dollar	Sell	7/17/24	352,302	351,579	(723)
		Australian Dollar	Buy	10/16/24	132,559	132,478	81
		Canadian Dollar	Buy	7/17/24	48,114	48,099	15
		Canadian Dollar	Sell	7/17/24	48,114	48,865	751
		Canadian Dollar	Sell	10/16/24	48,219	48,199	(20)
		Euro	Sell	9/18/24	3,942,037	4,011,553	69,516
		Mexican Peso	Buy	7/17/24	2,605,508	2,618,575	(13,067)
		Mexican Peso	Sell	7/17/24	2,605,508	2,641,992	36,484
		Swiss Franc	Buy	9/18/24	646,096	649,673	(3,577)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/17/24	5,041,001	5,035,064	5,937
		Australian Dollar	Sell	7/17/24	5,041,001	5,001,012	(39,989)
		Australian Dollar	Sell	10/16/24	4,582,842	4,580,189	(2,653)
		British Pound	Sell	9/18/24	89,676	90,561	885
		Canadian Dollar	Buy	7/17/24	365,464	366,225	(761)
		Canadian Dollar	Sell	7/17/24	365,464	367,568	2,104
		Euro	Sell	9/18/24	1,366,792	1,390,900	24,108
		Japanese Yen	Buy	8/21/24	1,507,181	1,581,882	(74,701)
		New Zealand Dollar	Buy	7/17/24	15,958	15,994	(36)
		New Zealand Dollar	Sell	7/17/24	15,958	15,825	(133)
		New Zealand Dollar	Sell	10/16/24	15,958	15,993	35
		Norwegian Krone	Sell	9/18/24	127,452	128,758	1,306
		Singapore Dollar	Buy	8/21/24	153,458	154,243	(785)
		Swedish Krona	Sell	9/18/24	411,672	417,493	5,821
		Swiss Franc	Sell	9/18/24	24,380	24,514	134
	JPMorgan Chase Bank N.A.
		British Pound	Sell	9/18/24	2,494,352	2,519,056	24,704
		Canadian Dollar	Buy	7/17/24	1,007,402	1,007,021	381
		Canadian Dollar	Sell	7/17/24	1,007,402	1,023,247	15,845
		Canadian Dollar	Sell	10/16/24	1,009,603	1,009,155	(448)
		Japanese Yen	Buy	8/21/24	2,402,083	2,521,434	(119,351)
		Norwegian Krone	Sell	9/18/24	1,145,005	1,156,661	11,656
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/17/24	728,895	727,799	1,096
		Australian Dollar	Sell	7/17/24	728,895	726,205	(2,690)
		Australian Dollar	Sell	10/16/24	571,300	570,947	(353)
		British Pound	Sell	9/18/24	126,229	127,437	1,208
		Canadian Dollar	Buy	7/17/24	365,537	363,331	2,206
		Canadian Dollar	Sell	7/17/24	365,537	365,209	(328)
		Euro	Sell	9/18/24	4,494,343	4,575,712	81,369
		Japanese Yen	Buy	8/21/24	2,197,051	2,304,317	(107,266)
		Mexican Peso	Buy	7/17/24	5,285,191	5,461,207	(176,016)
		Mexican Peso	Sell	7/17/24	5,285,191	5,268,771	(16,420)
		New Zealand Dollar	Buy	7/17/24	4,840,887	4,853,410	(12,523)
		New Zealand Dollar	Sell	7/17/24	4,840,887	4,810,312	(30,575)
		New Zealand Dollar	Sell	10/16/24	4,784,309	4,796,513	12,204
		Swiss Franc	Buy	9/18/24	2,977,704	2,999,324	(21,620)
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/24	27,963	27,035	928
		Australian Dollar	Sell	7/17/24	27,963	27,882	(81)
		British Pound	Sell	9/18/24	609,390	616,463	7,073
		Canadian Dollar	Buy	7/17/24	728,369	728,202	167
		Canadian Dollar	Sell	7/17/24	728,369	729,160	791
		Canadian Dollar	Sell	10/16/24	729,960	729,724	(236)
		Euro	Buy	9/18/24	2,065,291	2,054,466	10,825
		Swiss Franc	Buy	9/18/24	268,618	270,329	(1,711)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/24	4,602,543	4,597,570	4,973
		Australian Dollar	Sell	7/17/24	4,602,543	4,566,018	(36,525)
		Australian Dollar	Sell	10/16/24	4,612,538	4,607,846	(4,692)
		British Pound	Buy	9/18/24	264,980	266,545	(1,565)
		Canadian Dollar	Buy	7/17/24	5,441,157	5,439,030	2,127
		Canadian Dollar	Sell	7/17/24	5,441,157	5,526,397	85,240
		Canadian Dollar	Sell	10/16/24	4,867,964	4,866,132	(1,832)
		Euro	Sell	9/18/24	3,775,098	3,876,149	101,051
		Hong Kong Dollar	Buy	8/21/24	265,328	265,406	(78)
		New Zealand Dollar	Buy	7/17/24	215,682	216,996	(1,314)
		New Zealand Dollar	Sell	7/17/24	215,682	214,240	(1,442)
		Norwegian Krone	Sell	9/18/24	1,831,879	1,849,832	17,953
		Swedish Krona	Sell	9/18/24	1,277,489	1,295,548	18,059
	Toronto-Dominion Bank
		British Pound	Sell	9/18/24	103,589	104,611	1,022
		Euro	Sell	9/18/24	6,905,981	7,018,102	112,121
		Japanese Yen	Buy	8/21/24	160,670	168,584	(7,914)
		Norwegian Krone	Sell	9/18/24	984,503	994,664	10,161
		Swiss Franc	Sell	9/18/24	533,977	539,033	5,056
	UBS AG
		Australian Dollar	Buy	7/17/24	92,230	92,163	67
		Australian Dollar	Sell	7/17/24	92,230	91,503	(727)
		Australian Dollar	Sell	10/16/24	92,430	92,369	(61)
		British Pound	Buy	9/18/24	264,853	265,929	(1,076)
		Canadian Dollar	Buy	7/17/24	103,321	103,298	23
		Canadian Dollar	Sell	7/17/24	103,321	104,944	1,623
		Canadian Dollar	Sell	10/16/24	103,547	103,515	(32)
		Euro	Sell	9/18/24	1,550,071	1,577,447	27,376
		Hong Kong Dollar	Buy	8/21/24	136,999	137,038	(39)
		New Zealand Dollar	Buy	7/17/24	352,608	353,528	(920)
		New Zealand Dollar	Sell	7/17/24	352,608	349,628	(2,980)
		New Zealand Dollar	Sell	10/16/24	352,589	353,482	893
	WestPac Banking Corp.
		British Pound	Sell	9/18/24	2,767,047	2,794,658	27,611
		Euro	Sell	9/18/24	803,951	822,840	18,889
		New Zealand Dollar	Buy	7/17/24	540,820	542,905	(2,085)
		New Zealand Dollar	Sell	7/17/24	540,820	536,207	(4,613)
		New Zealand Dollar	Sell	10/16/24	325,061	325,848	787

	Unrealized appreciation						965,606

	Unrealized (depreciation)						(832,898)

	Total						$132,708
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	73	$9,103,204	$9,103,208	Sep-24	$(67,295)
U.S. Treasury Note Ultra 10 yr (Short)	166	18,846,188	18,846,188	Sep-24	(200,121)

Unrealized appreciation					—

Unrealized (depreciation)					(267,416)

Total					$(267,416)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Premium receivable/(payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.396)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	$447,997	$463,909
2.396/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	141,074
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		$17,125,000	(1,723,725)	(202,246)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		17,125,000	(1,646,292)	1,884
Citibank, N.A.
3.75/US SOFR/Sep-34 (Written)	Sep-24/3.75		53,379,600	894,108	(345,366)
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85		53,379,600	(828,051)	141,456
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85		53,379,600	(828,051)	(142,524)
(3.75)/US SOFR/Sep-34 (Written)	Sep-24/3.75		53,379,600	894,108	369,387
Deutsche Bank AG
4.8525/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	31,018,600	(1,223,084)	10,139
(4.8525)/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	31,018,600	(1,223,084)	(21,313)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	6,605,000	928,702	(43,574)
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	6,605,000	928,702	36,005
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	3,557,300	499,237	(28,839)
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	3,557,300	499,237	69,565
(3.6375)/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375		$11,293,200	(1,588,389)	(118,240)
3.6375/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375		11,293,200	(1,588,389)	89,442
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	(78,281)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	(357,685)
JPMorgan Chase Bank N.A.
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,753,034
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(782,711)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(587,951)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	2,360,038
(4.565)/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(2,056)
4.565/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(140,067)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(668,794)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,655,671
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	2,555,064
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(662,284)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	41,174,800	(819,169)	(97,453)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	41,174,800	(1,031,710)	37,482
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	8,921,900	743,210	(31,722)
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	8,921,900	743,210	43,284
Morgan Stanley & Co. International PLC
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	44,414,700	(3,526,104)	248,770
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	40,003,700	5,102,026	22,706
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	40,003,700	5,102,026	(27,848)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	32,003,000	(2,916,255)	(52,096)
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	32,003,000	(2,916,255)	(13,367)
UBS AG
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(498,933)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	1,207,808
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(247,175)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	365,736

Unrealized appreciation					12,572,454

Unrealized (depreciation)					(5,150,525)

Total					$7,421,929

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $253,289,277) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/54	$3,000,000	7/22/24	$2,696,348
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	108,000,000	7/15/24	109,915,250
Uniform Mortgage-Backed Securities, 5.00%, 7/1/54	62,000,000	7/15/24	59,919,590
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	37,000,000	7/15/24	34,876,829
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	27,000,000	7/15/24	24,700,783
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	7,000,000	7/15/24	6,195,543
Uniform Mortgage-Backed Securities, 3.00%, 7/1/54	6,000,000	8/13/24	5,105,628
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	11,000,000	7/15/24	8,980,895

Total			$252,390,866

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Swap counterparty/ notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
	MYR	168,980,000	$37,611	(E)	$(2,875)	9/18/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 Month — Quarterly	3.6725% — Quarterly	$34,736
	Morgan Stanley & Co. International PLC
		$1,650,000,000	8,167,500		7,751,296	9/21/24	3.40% — Annually	US SOFR — Annually	42,345,106

	Upfront premium received				7,751,296		Unrealized appreciation		42,379,842

	Upfront premium (paid)				(2,875)		Unrealized (depreciation)		—

			Total		$7,748,421			Total	$42,379,842
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$10,160,500	$33,428	(E)	$(152)	3/18/36	3.757% — Annually	US SOFR — Annually	$33,276
		10,795,500	56,676	(E)	(367)	2/20/59	3.485% — Annually	US SOFR — Annually	56,309
		178,278,300	859,301		(669)	3/18/26	US SOFR — Annually	4.413% — Annually	(1,271,157)
		2,068,300	12,058	(E)	(31)	3/31/38	US SOFR — Annually	3.93% — Annually	12,027
		11,435,600	208,814	(E)	(389)	2/20/59	US SOFR — Annually	3.642% — Annually	208,425
		4,300,000	38,657	(E)	(146)	2/20/59	US SOFR — Annually	3.46% — Annually	(38,803)
		8,068,000	14,442	(E)	(27,906)	9/18/26	US SOFR — Annually	4.50% — Annually	(13,464)
		129,433,000	231,685	(E)	400,639	9/18/26	4.50% — Annually	US SOFR — Annually	168,953
		523,821,000	7,218,253	(E)	9,684,443	9/18/29	4.30% — Annually	US SOFR — Annually	2,466,190
		32,853,000	492,795	(E)	(792,708)	9/18/34	US SOFR — Annually	4.10% — Annually	(299,913)
		3,636,000	54,540	(E)	87,145	9/18/34	4.10% — Annually	US SOFR — Annually	32,605
		29,920,000	946,669	(E)	(1,518,329)	9/18/54	US SOFR — Annually	3.90% — Annually	(571,660)
		4,278,000	135,356	(E)	214,910	9/18/54	3.90% — Annually	US SOFR — Annually	79,554
		145,151,000	396,262	(E)	527,104	9/18/26	4.55% — Annually	US SOFR — Annually	130,842
		725,748,000	11,604,711	(E)	(13,590,442)	9/18/29	US SOFR — Annually	4.35% — Annually	(1,985,732)
		73,840,000	1,405,175	(E)	(1,738,589)	9/18/31	US SOFR — Annually	4.25% — Annually	(333,413)
		32,299,000	615,619	(E)	784,429	9/18/34	4.15% — Annually	US SOFR — Annually	168,810
		18,473,000	746,309	(E)	1,132,006	9/18/54	3.95% — Annually	US SOFR — Annually	385,697
		63,212,700	154,871	(E)	(594)	7/25/29	3.99% — Annually	US SOFR — Annually	154,277
	AUD	71,671,000	314,601		(376)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	(357,081)
	AUD	8,370,600	34,621	(E)	(104)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(34,725)
	AUD	23,018,400	97,815	(E)	44,839	9/18/34	6 month AUD-BBR-BBSW — Semiannually	4.47% — Semiannually	(52,976)
	AUD	9,300,000	14,704	(E)	(17,025)	9/18/26	4.20% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(2,322)
	BRL	20,800,000	255,623		134,138	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(162,203)
	CAD	5,509,000	15,826	(E)	9,869	9/18/34	3.45% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(5,957)
	CAD	8,285,000	18,834	(E)	(24,073)	9/18/26	Canadian Overnight Repo Rate — Semiannually	3.96% — Semiannually	(5,238)
	CHF	13,946,000	446,887	(E)	37,149	9/18/34	Swiss Average Rate Overnight — Annually	1.28% — Annually	484,036
	CLP	3,714,590,000	53,170	(E)	273	9/23/29	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	4.94% — Semiannually	(52,897)
	CNY	282,990,000	80,231	(E)	46,122	9/18/29	China Fixing Repo Rates 7 Day — Quarterly	1.98% — Quarterly	126,352
	COP	5,300,030,000	1,839	(E)	2,197	9/18/29	8.01% — Quarterly	Colombia IBR Overnight Rate — Quarterly	4,035
	CZK	97,600,000	31,294	(E)	(21,859)	9/18/29	6 month CZK-PRIBOR — Semiannually	3.97% — Annually	9,434
	EUR	78,969,100	1,034,315		(1,728,369)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	(791,259)
	EUR	4,890,200	90,760	(E)	(173)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.475% — Annually	(90,933)
	EUR	3,882,900	32,727	(E)	(134)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	(32,861)
	EUR	8,875,300	23,858	(E)	(187)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	(24,045)
	EUR	10,144,700	351,574	(E)	(354)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	(351,928)
	EUR	18,198,700	160,402	(E)	(634)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	159,768
	EUR	1,713,900	991	(E)	(60)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(1,051)
	EUR	1,870,700	11,540	(E)	(3,181)	9/18/34	6 month EUR-EURIBOR — Semiannually	2.88% — Annually	8,358
	EUR	117,825,000	210,728	(E)	436,693	9/18/29	2.86% — Annually	6 month EUR-EURIBOR — Semiannually	225,964
	EUR	13,644,900	257,627	(E)	(470)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	(258,097)
	EUR	3,846,200	74,473	(E)	(132)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	(74,605)
	EUR	4,280,400	5,134	(E)	(148)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	4,986
	EUR	7,520,600	9,423	(E)	(274)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	(9,697)
	GBP	5,756,000	79,965	(E)	(4,984)	9/18/34	Sterling Overnight Index Average — Annually	3.98% — Annually	74,981
	GBP	8,296,000	61,559	(E)	(31,169)	9/18/26	Sterling Overnight Index Average — Annually	4.68% — Annually	30,389
	HUF	2,669,450,000	23,234	(E)	7,532	9/18/29	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY — Semiannually	6.32% — Annually	30,766
	ILS	34,960,000	9,811	(E)	(3,671)	9/18/29	Israeili Shekel 3 Month TELIBOR — Quarterly	4.40% — Annually	6,140
	INR	358,490,000	828,561		828,012	6/19/29	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	6.285% — Semiannually	(549)
	INR	897,400,000	39,711	(E)	(3,962)	9/18/29	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	6.325% — Semiannually	(43,674)
	KRW	7,396,720,000	19,721	(E)	(6,480)	9/18/29	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.20% — Quarterly	13,241
	MXN	158,190,000	146,647	(E)	(29,464)	9/18/29	Mexico Interbank TIIE 28 Day — 28 Days	9.87% — 28 Days	117,183
	NOK	152,298,000	66,756	(E)	43,270	9/18/34	3.82% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(23,486)
	NZD	2,564,000	15,602	(E)	4,154	9/18/34	4.60% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(11,447)
	PLN	35,290,000	42,516	(E)	(35,019)	9/18/29	6 month WIBOR — Semiannually	5.05% — Annually	7,498
	SEK	113,249,000	163,265	(E)	25,685	9/18/34	2.75% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(137,580)
	SGD	4,060,000	2,964	(E)	(4,189)	9/18/29	Compounded Singapore Overnight Rate Average — Annually	2.94% — Annually	(7,153)
	THB	798,270,000	48,726	(E)	34,228	9/18/29	Thailand Overnight Repo Rate ON — Quarterly	2.47% — Quarterly	82,954
	ZAR	367,690,000	20	(E)	71,229	9/18/29	3 month ZAR-JIBAR-SAFEX — Quarterly	8.25% — Quarterly	71,250

	Total				$(5,030,747)				$(1,691,606)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$12,838,190	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(331,905)
13,597,326	12,429,994	—	7/17/24	3.825% (US SOFR plus 0.14161%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(1,160,697)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(1,492,602)

	Total	$—			Total	$(1,492,602)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$39,713	$258,656	$34,453	5/11/63	300 bp — Monthly	$5,390
	CMBX NA BBB-.6 Index	CCC/P	79,608	588,098	78,335	5/11/63	300 bp — Monthly	1,567
	CMBX NA BBB-.6 Index	CCC/P	163,473	1,178,866	157,025	5/11/63	300 bp — Monthly	7,037
	CMBX NA BBB-.6 Index	CCC/P	155,838	1,217,153	162,125	5/11/63	300 bp — Monthly	(5,678)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	1,047,088	2,449,000	879,191	12/16/72	500 bp — Monthly	169,938
	CMBX NA BB.6 Index	CCC-/P	1,071,932	3,193,601	829,059	5/11/63	500 bp — Monthly	245,535
	CMBX NA BB.7 Index	CCC/P	614,651	1,932,252	631,847	1/17/47	500 bp — Monthly	(15,854)
	CMBX NA BB.7 Index	CCC/P	3,364,610	7,934,911	2,594,716	1/17/47	500 bp — Monthly	776,505
	CMBX NA BB.9 Index	B-/P	909,888	2,163,000	850,708	9/17/58	500 bp — Monthly	60,982
	CMBX NA BBB-.10 Index	BB/P	210,995	702,000	133,591	11/17/59	300 bp — Monthly	77,756
	CMBX NA BBB-.11 Index	BBB-/P	320,459	1,526,000	210,283	11/18/54	300 bp — Monthly	110,939
	CMBX NA BBB-.13 Index	BBB-/P	154,324	539,000	124,347	12/16/72	300 bp — Monthly	30,246
	CMBX NA BBB-.16 Index	BBB-/P	249,364	1,097,000	191,097	4/17/65	300 bp — Monthly	58,815
	CMBX NA BBB-.7 Index	B-/P	1,984,112	11,341,687	2,004,076	1/17/47	300 bp — Monthly	(14,293)
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	36,630	109,302	28,375	5/11/63	500 bp — Monthly	8,346
	CMBX NA BB.9 Index	B-/P	841,037	2,102,000	826,717	9/17/58	500 bp — Monthly	16,072
	CMBX NA BBB-.16 Index	BBB-/P	2,259	11,000	1,916	4/17/65	300 bp — Monthly	348
	CMBX NA BBB-.7 Index	B-/P	381,518	1,466,921	259,205	1/17/47	300 bp — Monthly	123,047
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	47,421	591,000	242,074	5/11/63	500 bp — Monthly	(194,160)
	CMBX NA BBB-.12 Index	BBB-/P	4,085	34,000	7,130	8/17/61	300 bp — Monthly	(3,028)
	CMBX NA BBB-.13 Index	BBB-/P	82,480	624,000	143,957	12/16/72	300 bp — Monthly	(61,165)
	CMBX NA BBB-.8 Index	B+/P	133,327	855,000	84,987	10/17/57	300 bp — Monthly	48,767
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	133,465	1,024,000	77,312	12/16/72	200 bp — Monthly	56,495
	CMBX NA A.13 Index	A-/P	136,310	1,024,000	77,312	12/16/72	200 bp — Monthly	59,339
	CMBX NA BB.6 Index	CCC-/P	1,226	3,108	807	5/11/63	500 bp — Monthly	422
	CMBX NA BB.6 Index	CCC-/P	71,899	333,088	86,470	5/11/63	500 bp — Monthly	(14,293)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	1,812,624	4,019,000	1,442,821	12/16/72	500 bp — Monthly	373,152
	CMBX NA BB.6 Index	CCC-/P	104,672	304,596	79,073	5/11/63	500 bp — Monthly	25,853
	CMBX NA BB.8 Index	CCC+/P	16,251	35,585	12,810	10/17/57	500 bp — Monthly	3,470
	CMBX NA BBB-.12 Index	BBB-/P	293,280	922,000	193,343	8/17/61	300 bp — Monthly	100,398
	CMBX NA BBB-.13 Index	BBB-/P	54,393	171,000	39,450	12/16/72	300 bp — Monthly	15,029
	CMBX NA BBB-.16 Index	BBB-/P	32,506	143,000	24,911	4/17/65	300 bp — Monthly	7,667
	CMBX NA BBB-.9 Index	BB-/P	22,233	229,000	38,930	9/17/58	300 bp — Monthly	(15,239)

Upfront premium received			14,573,671		Unrealized appreciation			2,383,115

Upfront premium (paid)			—		Unrealized (depreciation)			(323,710)

	Total		$14,573,671				Total	$2,059,405
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(2,044,676)	$4,406,000	$1,804,698	11/17/59	(500 bp) — Monthly	$(243,650)
	CMBX NA BB.10 Index	(1,412,132)	3,504,000	1,435,238	11/17/59	(500 bp) — Monthly	20,186
	CMBX NA BB.10 Index	(1,407,699)	3,493,000	1,430,733	11/17/59	(500 bp) — Monthly	20,123
	CMBX NA BB.10 Index	(739,113)	1,834,000	751,206	11/17/59	(500 bp) — Monthly	10,566
	CMBX NA BB.8 Index	(16,021)	35,585	12,810	10/17/57	(500 bp) — Monthly	(3,240)
	CMBX NA BBB-.10 Index	(277,119)	922,000	175,457	11/17/59	(300 bp) — Monthly	(102,124)
	CMBX NA BBB-.12 Index	(467,689)	1,648,000	345,586	8/17/61	(300 bp) — Monthly	(122,927)
	CMBX NA BBB-.13 Index	(190,973)	667,000	153,877	12/16/72	(300 bp) — Monthly	(37,429)
	CMBX NA BBB-.6 Index	(1,220,251)	2,374,650	316,303	5/11/63	(300 bp) — Monthly	(905,135)
	CMBX NA BBB-.6 Index	(479,944)	868,123	115,634	5/11/63	(300 bp) — Monthly	(364,744)
	CMBX NA BBB-.7 Index	(86,825)	496,316	87,699	1/17/47	(300 bp) — Monthly	625
	CMBX NA BBB-.7 Index	(23,352)	85,297	15,072	1/17/47	(300 bp) — Monthly	(8,323)
	CMBX NA BBB-.8 Index	(955,830)	4,948,000	491,831	10/17/57	(300 bp) — Monthly	(466,472)
	CMBX NA BBB-.9 Index	(54,179)	229,000	38,930	9/17/58	(300 bp) — Monthly	(15,364)
	Goldman Sachs International
	CMBX NA BB.10 Index	(59,000)	131,000	53,658	11/17/59	(500 bp) — Monthly	(5,452)
	CMBX NA BBB-.12 Index	(32,965)	125,000	26,213	8/17/61	(300 bp) — Monthly	(6,815)
	CMBX NA BBB-.13 Index	(4,260)	16,000	3,691	12/16/72	(300 bp) — Monthly	(577)
	CMBX NA BBB-.7 Index	(412,235)	1,585,024	280,074	1/17/47	(300 bp) — Monthly	(132,954)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(5,326,470)	7,618,355	2,491,202	1/17/47	(500 bp) — Monthly	(2,841,617)
	CMBX NA BB.9 Index	(1,074,893)	2,175,000	855,428	9/17/58	(500 bp) — Monthly	(221,278)
	CMBX NA BBB-.11 Index	(22,028)	200,000	27,560	11/18/54	(300 bp) — Monthly	5,432
	CMBX NA BBB-.12 Index	(1,802)	15,000	3,146	8/17/61	(300 bp) — Monthly	1,336
	CMBX NA BBB-.7 Index	(4,366,589)	8,717,165	1,540,323	1/17/47	(300 bp) — Monthly	(2,830,624)
	Merrill Lynch International
	CMBX NA BB.10 Index	(126,772)	2,228,000	912,589	11/17/59	(500 bp) — Monthly	783,960
	CMBX NA BB.7 Index	(9,888)	39,920	13,054	1/17/47	(500 bp) — Monthly	3,132
	CMBX NA BBB-.7 Index	(89,077)	509,439	90,018	1/17/47	(300 bp) — Monthly	686
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(9,966)	21,000	8,602	11/17/59	(500 bp) — Monthly	(1,382)
	CMBX NA BB.7 Index	(953,669)	2,208,889	722,307	1/17/47	(500 bp) — Monthly	(233,203)
	CMBX NA BB.9 Index	(885,164)	2,090,000	821,997	9/17/58	(500 bp) — Monthly	(64,909)
	CMBX NA BBB-.10 Index	(401,616)	1,242,000	236,353	11/17/59	(300 bp) — Monthly	(165,885)
	CMBX NA BBB-.11 Index	(323,441)	1,326,000	182,723	11/18/54	(300 bp) — Monthly	(141,381)
	CMBX NA BBB-.12 Index	(8,907)	28,000	5,872	8/17/61	(300 bp) — Monthly	(3,049)
	CMBX NA BBB-.7 Index	(398,246)	1,415,368	250,095	1/17/47	(300 bp) — Monthly	(148,858)
	CMBX NA BBB-.8 Index	(60,727)	295,000	29,323	10/17/57	(300 bp) — Monthly	(31,551)

Upfront premium received		—			Unrealized appreciation		846,046

Upfront premium (paid)		(23,943,518)			Unrealized (depreciation)		(9,098,943)

	Total	$(23,943,518)				Total	$(8,252,897)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 42 Index	B+/P	$(4,429,252)	$64,849,000	$4,069,275	6/20/29	500 bp — Quarterly	$(260,902)

	Total		$(4,429,252)					$(260,902)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,093,010,134.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
	Putnam Government Money Market Fund Class G†	$—	$85,739,066	$85,739,066	$140,601	$—
	Putnam Short Term Investment Fund Class P‡	130,826,948	448,926,969	366,341,541	7,071,161	213,412,376

	Total Short-term investments	$130,826,948	$534,666,035	$452,080,607	$7,211,762	$213,412,376
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $676,556.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,930,016.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $708,459.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $10,413,849 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $5,260,409 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $93,556 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,559,790 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,930,016 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,503,828	$—
Convertible bonds and notes	537,830	30,345,223	—
Corporate bonds and notes	—	209,854,943	—
Foreign government and agency bonds and notes	—	94,854,350	—
Mortgage-backed securities	—	328,723,693	—
Senior loans	—	57,393,451	—
U.S. government and agency mortgage obligations	—	520,004,580	—
U.S. treasury obligations	—	1,295,155	—
Short-term investments	43,927,000	296,995,668	—

Totals by level	$44,464,830	$1,547,970,891	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$132,708	$—
Futures contracts	(267,416)	—	—
Forward premium swap option contracts	—	7,421,929	—
TBA sale commitments	—	(252,390,866)	—
Interest rate swap contracts	—	37,970,562	—
Total return swap contracts	—	(1,492,602)	—
Credit default contracts	—	7,344,705	—

Totals by level	$(267,416)	$(201,013,564)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,320,800,000
Written swap option contracts (contract amount)	$827,000,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$190,600,000
OTC interest rate swap contracts (notional)	$1,667,300,000
Centrally cleared interest rate swap contracts (notional)	$3,131,400,000
OTC total return swap contracts (notional)	$27,200,000
OTC credit default contracts (notional)	$126,600,000
Centrally cleared credit default contracts (notional)	$68,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com